BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Basis of consolidation (Details) ₺ in Thousands	Dec. 31, 2023 TRY (₺)	Oct. 26, 2023 EUR (€)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021	Jul. 28, 2023 EUR (€)	Jul. 05, 2021 TRY (₺)
Subsidiaries included in the scope of consolidation
Share capital | ₺	₺ 498,661		₺ 498,661			₺ 498,661
D-Odeme
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%		100.00%	100.00%
D-Fast
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%		100.00%	100.00%
Hepsi Finansal
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%		100.00%	100.00%
Hepsi Finansman
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%		100.00%
Hepsiburada Global
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%
Share capital					€ 1,000,000
Initial share capital subscription paid		€ 100,000